Carillon Reams Core Bond Fund
Schedule of Investments
March 31, 2026 (Unaudited)

CORPORATE BONDS - 28.3%	Par	Value
Aerospace & Defense - 0.2%
L3Harris Technologies, Inc., 5.35%, 06/01/2034	$1,059,000	$1,076,410

Air Freight & Logistics - 0.2%
United Parcel Service, Inc., 5.15%, 05/22/2034	1,055,000	1,083,733

Airlines - 2.3%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)	503,987	510,507
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (a)	3,293,725	3,294,165
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	409,917	396,209
Series 2019-1, Class AA, 3.15%, 02/15/2032	559,772	521,252
Series 2025-1, Class A, 4.90%, 05/11/2038	1,335,000	1,304,519
British Airways, Pass Through Trust, Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	378,953	358,407
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	1,865,751	1,804,188
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	308,169	302,035
Series 2016-2, Class AA, 2.88%, 10/07/2028	604,020	582,641
Series 2018-1, Class AA, 3.50%, 09/01/2031	1,049,325	1,019,368
Series 2019-1, Class AA, 4.15%, 08/25/2031	317,894	310,944
		10,404,235

Auto Manufacturers - 2.6%
American Honda Finance Corp., 5.20%, 03/05/2035	2,045,000	2,006,182
General Motors Financial Co., Inc.
4.20%, 10/27/2028	4,735,000	4,686,226
3.10%, 01/12/2032	760,000	681,868
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (a)	2,160,000	2,177,863
3.75%, 05/13/2030 (a)	2,100,000	2,003,250
		11,555,389

Banks - 6.3%
Bank of America Corp.
4.98% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	2,050,000	2,065,971
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	755,000	741,799
5.51% to 01/24/2035 then SOFR + 1.31%, 01/24/2036	1,395,000	1,422,594
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	1,130,000	1,126,079
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	3,205,000	3,006,463
5.45% to 06/11/2034 then SOFR + 1.45%, 06/11/2035	615,000	623,552
5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	815,000	817,483
HSBC Holdings PLC
4.95%, 03/31/2030	1,615,000	1,633,887
5.45% to 03/03/2035 then SOFR + 1.56%, 03/03/2036	870,000	872,535
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	720,000	719,848
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	600,000	592,006
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	3,370,000	3,372,325
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	1,395,000	1,427,837
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	1,765,000	1,769,134
The PNC Financial Services Group, Inc.
4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	745,000	742,522
6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	895,000	946,572
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	2,025,000	2,073,806
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	2,325,000	2,304,913
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	1,630,000	1,621,664
		27,880,990

Beverages - 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	915,000	891,185

Capital Markets - 1.9%
Morgan Stanley
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	1,020,000	917,121
5.59% to 01/18/2035 then SOFR + 1.42%, 01/18/2036	1,395,000	1,422,237
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	1,355,000	1,358,028
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	2,075,000	2,080,306
The Goldman Sachs Group, Inc.
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	1,095,000	988,948
5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	1,395,000	1,417,998
UBS Group AG, 3.13% to 08/13/2029 then 3 mo. LIBOR USD + 1.47%, 08/13/2030 (a)(b)	320,000	304,361
		8,488,999

Consumer Finance - 0.4%
American Express Co., 5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036	1,585,000	1,638,130

Containers & Packaging - 0.4%
Sonoco Products Co., 3.13%, 05/01/2030	1,835,000	1,724,944

Electric - 6.0%
Appalachian Power Co., 2.70%, 04/01/2031	2,465,000	2,241,814
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	275,000	263,791
DTE Electric Co., 5.20%, 04/01/2033	1,790,000	1,832,561
Duke Energy Florida LLC
5.88%, 11/15/2033	580,000	615,781
5.65%, 04/01/2040	1,730,000	1,758,404
Duke Energy Indiana LLC
5.25%, 03/01/2034	1,025,000	1,049,695
4.95%, 03/15/2036	950,000	935,231
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,640,000	1,688,201
Entergy Arkansas LLC
5.30%, 09/15/2033	1,460,000	1,497,016
5.45%, 06/01/2034	1,195,000	1,229,339
3.35%, 06/15/2052	1,280,000	848,843
Entergy Louisiana LLC, 5.35%, 03/15/2034	1,310,000	1,346,710
Indianapolis Power & Light Co., 5.65%, 12/01/2032 (a)	1,740,000	1,798,374
MidAmerican Energy Co., 5.35%, 01/15/2034	945,000	970,174
Monongahela Power Co., 5.85%, 02/15/2034 (a)	1,235,000	1,296,736
Northern States Power Co./MN, 5.05%, 05/15/2035	1,715,000	1,726,920
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	2,270,000	2,339,541
San Diego Gas & Electric Co., 5.40%, 04/15/2035	2,475,000	2,516,947
Wisconsin Public Service Corp., 2.85%, 12/01/2051	730,000	445,480
		26,401,558

Electric Utilities - 2.3%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,265,000	2,180,710
Union Electric Co., 5.20%, 04/01/2034	1,440,000	1,462,859
Virginia Electric and Power Co., 5.15%, 03/15/2035	2,640,000	2,634,744
Wisconsin Power and Light Co.
1.95%, 09/16/2031	1,455,000	1,262,230
3.95%, 09/01/2032	1,480,000	1,410,241
4.95%, 04/01/2033	1,345,000	1,349,642
		10,300,426

Ground Transportation - 1.0%
CSX Corp., 5.05%, 06/15/2035	885,000	888,283
Norfolk Southern Corp., 5.10%, 05/01/2035	1,070,000	1,073,121
Union Pacific Corp., 5.10%, 02/20/2035	2,215,000	2,254,316
		4,215,720

Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp., 4.95%, 03/03/2035	2,220,000	2,208,381

Multi-Utilities - 0.7%
Dominion Energy, Inc., 3.38%, 04/01/2030	1,045,000	997,755
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	1,715,000	1,520,006
WEC Energy Group, Inc., 1.80%, 10/15/2030	758,000	666,924
		3,184,685

Oil & Gas - 0.5%
BP Capital Markets America, Inc., 5.23%, 11/17/2034	2,115,000	2,158,448

Oil, Gas & Consumable Fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,970,000	1,932,422

REITs - 0.8%
Agree LP, 2.00%, 06/15/2028	2,420,000	2,291,642
Ventas Realty LP, 4.75%, 11/15/2030	1,215,000	1,217,117
		3,508,759
Tobacco - 0.7%
Altria Group, Inc., 2.45%, 02/04/2032	2,120,000	1,860,280
Philip Morris International, Inc., 4.63%, 10/29/2035	1,050,000	1,010,069
		2,870,349

Transportation - 0.9%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/2052	1,435,000	883,925
Canadian Pacific Railway Co., 5.20%, 03/30/2035	3,065,000	3,120,472
Union Pacific Railroad Co., Pass Through Trust, Series 2005, 5.08%, 01/02/2029	24,063	24,320
		4,028,717
TOTAL CORPORATE BONDS (Cost $126,415,448)		125,553,480

ASSET-BACKED SECURITIES - 24.3%	Par	Value
AMSR Trust
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	1,150,000	1,131,271
Series 2023-SFR1, Class A, 4.00%, 04/17/2040 (a)	750,000	739,182
Series 2023-SFR2, Class A, 3.95%, 06/17/2040 (a)	265,000	260,652
Series 2024-SFR1, Class A, 4.29%, 07/17/2041 (a)(c)	585,000	574,921
Series 2024-SFR2, Class A, 4.15%, 11/17/2041 (a)	440,000	429,477
Series 2025-SFR1, Class A, 3.66%, 06/17/2042 (a)	1,030,000	980,770
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	565,000	552,511
Series 2026-SFR1, Class A, 3.78%, 04/17/2031	750,000	704,214
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class A, 1.38%, 08/20/2027 (a)	3,558,333	3,536,060
Series 2023-4A, Class A, 5.49%, 06/20/2029 (a)	725,000	738,611
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)	525,000	536,533
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)	525,000	533,692
Series 2025-1A, Class A, 4.80%, 08/20/2029 (a)	1,495,000	1,505,357
Series 2025-4A, Class A, 4.40%, 02/20/2032 (a)	4,470,000	4,407,737
Series 2026-1A, Class A, 4.28%, 08/20/2030 (a)	1,375,000	1,363,101
Series 2026-2A, Class A, 4.60%, 08/20/2032 (a)	1,425,000	1,406,995
BMW Vehicle Owner Trust
Series 2023-A, Class A3, 5.47%, 02/25/2028	235,589	236,786
Series 2025-A, Class A2B, 3.96% (30 day avg SOFR US + 0.30%), 10/25/2027	1,115,628	1,115,626
Bridge Trust, Series 2025-SFR1, Class A, 4.05%, 09/17/2042 (a)	2,221,566	2,120,350
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3, 4.87%, 02/15/2028	926,712	929,029
Series 2024-1, Class A2A, 4.61%, 10/15/2027	101,703	101,742
Series 2024-1, Class A2B, 3.99% (30 day avg SOFR US + 0.32%), 10/15/2027	97,254	97,253
CarMax Auto Owner Trust, Series 2025-3, Class A2A, 4.42%, 08/15/2028	1,340,504	1,342,197
Discover Card Execution Note Trust, Series 2023-A2, Class A, 4.93%, 06/15/2028	1,320,000	1,322,727
FirstKey Homes Trust
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	1,709,428	1,690,600
Series 2021-SFR2, Class A, 1.38%, 09/17/2038 (a)	308,746	304,363
Series 2022-SFR3, Class A, 4.25%, 07/17/2038 (a)	341,858	340,970
Ford Credit Auto Owner Trust
Series 2024-C, Class A2B, 4.07% (30 day avg SOFR US + 0.40%), 08/15/2027	230,341	230,380
Series 2024-D, Class A2A, 4.59%, 10/15/2027	210,639	210,849
Series 2024-D, Class A2B, 3.99% (30 day avg SOFR US + 0.32%), 10/15/2027	251,510	251,518
GM Financial Consumer Automobile Receivables Trust
Series 2025-2, Class A2A, 4.40%, 02/16/2028	412,807	413,271
Series 2025-3, Class A2A, 4.32%, 06/16/2028	999,352	1,001,137
Hertz Vehicle Financing III LLC
Series 2025-1A, Class A, 4.91%, 09/25/2029 (a)	3,135,000	3,158,281
Series 2025-2A, Class A, 5.13%, 09/25/2031 (a)	2,040,000	2,055,535
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	3,275,000	3,309,299
Series 2025-4A, Class A, 5.41%, 12/25/2031 (a)	2,260,000	2,305,058
Series 2025-5A, Class A, 4.62%, 05/25/2030 (a)	1,020,000	1,016,932
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	3,725,000	3,672,906
Home Partners of America Trust, Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	804,380	789,308
Honda Auto Receivables Owner Trust
Series 2024-1, Class A3, 5.21%, 08/15/2028	541,854	545,479
Series 2025-2, Class A2A, 4.30%, 01/18/2028	803,980	804,573
Series 2025-3, Class A2A, 4.19%, 03/21/2028	3,041,939	3,043,982
Series 2025-3, Class A2B, 4.02% (30 day avg SOFR US + 0.35%), 03/21/2028	2,154,908	2,154,929
Hyundai Auto Receivables Trust
Series 2024-B, Class A2A, 5.15%, 06/15/2027	27,063	27,073
Series 2024-B, Class A2B, 4.04% (30 day avg SOFR US + 0.37%), 06/15/2027	23,644	23,644
Series 2025-B, Class A2A, 4.45%, 08/15/2028	1,736,805	1,739,947
Series 2025-C, Class A2A, 3.97%, 07/17/2028	5,060,000	5,057,047
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	1,486,273	1,447,889
Nissan Auto Receivables Owner Trust
Series 2024-B, Class A2B, 4.05% (30 day avg SOFR US + 0.38%), 06/15/2027	271,187	271,200
Series 2025-A, Class A2A, 4.50%, 02/15/2028	3,167,771	3,173,887
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (a)	717,879	714,609
Series 2021-SFR5, Class A, 1.43%, 07/17/2038 (a)	670,103	664,164
Series 2021-SFR7, Class A, 1.69%, 08/17/2040 (a)	661,917	619,464
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	1,782,850	1,755,988
Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (a)	404,109	379,139
Series 2022-SFR1, Class A, 2.71%, 02/17/2041 (a)	1,727,123	1,633,786
Series 2022-SFR2, Class A, 2.95%, 04/17/2027 (a)	2,875,804	2,827,575
Series 2022-SFR4, Class A, 4.44%, 05/17/2041 (a)	751,553	742,540
Series 2024-SFR4, Class A, 3.10%, 07/17/2041 (a)	2,133,364	2,023,615
Series 2025-SFR1, Class A, 3.40%, 02/17/2042 (a)	805,900	767,076
Series 2025-SFR3, Class A, 3.39%, 07/17/2042 (a)	1,115,000	1,054,209
Series 2025-SFR4, Class A, 4.30%, 08/17/2042 (a)	1,535,000	1,498,191
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	2,142,785	2,050,096
Series 2025-SFR6, Class A, 4.00%, 12/17/2042 (a)	2,960,000	2,856,522
Series 2026-SFR1, Class A, 3.85%, 02/17/2043 (a)	1,010,000	962,700
STAR Trust
Series 2022-SFR3, Class A, 5.32% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)	3,232,943	3,224,861
Series 2025-SFR5, Class A, 5.12% (1 mo. Term SOFR + 1.45%), 02/17/2042 (a)	1,033,636	1,033,567
Series 2026-SFR7, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 05/17/2043 (a)	1,275,000	1,275,564
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A2B, 4.06% (30 day avg SOFR US + 0.39%), 08/16/2027	748,074	748,191
Series 2025-B, Class A2A, 4.46%, 03/15/2028	680,205	680,888
Series 2025-C, Class A2A, 4.29%, 06/15/2028	2,283,396	2,284,931
Series 2025-C, Class A2B, 3.97% (30 day avg SOFR US + 0.30%), 06/15/2028	2,369,077	2,367,711
Tricon American Homes Trust
Series 2020-SFR1, Class A, 1.50%, 07/17/2038 (a)	523,928	519,121
Series 2020-SFR2, Class A, 1.48%, 11/17/2039 (a)	838,743	798,961
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 07/17/2038 (a)	725,766	719,738
Series 2023-SFR1, Class A, 5.10%, 07/17/2040 (a)	512,869	510,613
Series 2025-SFR1, Class A, 4.77% (1 mo. Term SOFR + 1.10%), 03/17/2042 (a)	1,684,655	1,681,497
Series 2025-SFR2, Class A, 5.20%, 08/17/2044 (a)	1,314,895	1,310,238
USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, 06/15/2028 (a)	581,690	582,429
Verizon Master Trust, Series 2024-4, Class A1A, 5.21%, 06/20/2029	1,700,000	1,704,749
World Omni Auto Receivables Trust
Series 2025-B, Class A2A, 4.38%, 08/15/2028	686,896	687,698
Series 2025-C, Class A2A, 4.19%, 10/16/2028	1,591,648	1,592,109
TOTAL ASSET-BACKED SECURITIES (Cost $107,627,385)		107,979,391

U.S. TREASURY SECURITIES - 21.5%	Par	Value
U.S. Treasury Bonds
2.38%, 02/15/2042	740,000	539,246
4.63%, 11/15/2045	27,415,000	26,442,624
4.25%, 08/15/2054	21,811,000	19,534,477
4.75%, 08/15/2055	7,850,000	7,650,070
4.75%, 02/15/2056	17,065,000	16,643,708
U.S. Treasury Inflation Indexed Bonds, 2.38%, 02/15/2055	1,030,750	957,822
U.S. Treasury Notes
3.88%, 08/31/2032	13,040,000	12,876,491
4.25%, 08/15/2035	10,555,000	10,515,419
TOTAL U.S. TREASURY SECURITIES (Cost $98,055,098)		95,159,857

AGENCY MORTGAGE-BACKED SECURITIES - 20.1%	Par	Value
Fannie Mae Pool
5.00%, 04/15/2056 (d)	44,765,000	44,143,959
4.50%, 05/15/2056 (d)	11,290,000	10,884,771
5.50%, 05/15/2056 (d)	28,405,000	28,496,996
Pool BO6601, 2.00%, 03/01/2051	1,343,096	1,055,801
Pool BO6629, 2.00%, 04/01/2051	149,323	117,384
Pool BM7908, 2.00%, 02/01/2052	2,452,955	1,928,228

Fannie Mae-Aces, Series 2021-M23, Class AB, 0.50%, 11/01/2031	2,056,839	1,728,885

Federal Home Loan Mortgage Corp., 2.00%, 02/01/2052	957,763	752,869
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $90,219,195)		89,108,893

COMMERCIAL MORTGAGE-BACKED SECURITIES - 17.9%	Par	Value
Angel Oak Mortgage Trust
Series 2025-11, Class A1, 4.98%, 10/25/2070 (a)(e)	343,846	342,355
Series 2025-12, Class A1, 5.04%, 12/25/2070 (a)(e)	456,137	454,648
Series 2025-13, Class A1, 4.93%, 10/25/2070 (a)(c)	621,766	618,376
Series 2026-1, Class A1, 4.75%, 02/25/2071 (a)(e)	949,715	941,013
Barclays Mortgage Loan Trust
Series 2026-NQM1, Class A1, 4.84%, 12/25/2065 (a)(c)	1,204,153	1,191,196
Series 2026-NQM2, Class A1, 4.70%, 12/25/2065 (a)(e)	466,998	460,741
BBCMS Mortgage Trust, Series 2025-5C37, Class A3, 5.02%, 09/15/2058	1,090,000	1,102,817
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	502,360	500,613
Series 2021-B23, Class A2, 1.62%, 02/15/2054	1,111,979	1,025,204
Series 2021-B24, Class A2, 1.95%, 03/15/2054	625,637	582,792
Series 2022-B33, Class A2, 3.32%, 03/15/2055	1,905,000	1,871,522
Series 2025-V17, Class A3, 5.07%, 09/15/2058	1,065,000	1,078,476
Series 2025-V18, Class A3, 5.18%, 10/15/2058	910,000	926,643
BMO Mortgage Trust, Series 2025-5C12, Class A3, 5.18%, 10/15/2058	590,000	599,008
BRAVO Residential Funding Trust, Series 2026-NQM1, Class A1, 4.83%, 12/25/2065 (a)(e)	2,274,536	2,257,512
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (a)(e)	839,789	698,632
Series 2021-J3, Class A3A, 2.50%, 09/25/2051 (a)(e)	1,285,171	1,069,120
COLT Mortgage Loan Trust, Series 2025-12, Class A1, 4.98%, 01/26/2071 (a)(e)	1,092,217	1,086,485
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class A1, 4.80%, 12/25/2070 (a)(e)	1,152,247	1,142,918
EFMT, Series 2026-AE1, Class A29, 4.81% (30 day avg SOFR US + 1.15%), 11/25/2060 (a)	4,837,434	4,830,725
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051 (a)(e)	2,849,901	2,370,873
Series 2021-3INV, Class A18, 5.00%, 06/25/2051 (a)(e)	611,595	599,220
Series 2021-3INV, Class A2, 2.50%, 06/25/2051 (a)(e)	1,185,181	985,910
Series 2021-6INV, Class A4, 2.50%, 08/25/2051 (a)(e)	2,657,435	2,209,097
Series 2021-7, Class A1, 2.50%, 08/25/2051 (a)(e)	1,716,618	1,435,245
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.90%, 10/25/2050 (a)(e)	695,230	601,270
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (a)(e)	457,065	380,238
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051 (a)(e)	785,298	653,752
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (a)(e)	723,621	602,443
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053 (a)(e)	439,636	382,572
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/2040 (a)(e)	2,180,000	2,230,723
JP Morgan Mortgage Trust
Series 2020-9, Class A4, 2.50%, 05/25/2051 (a)(e)	951,599	886,643
Series 2021-10, Class A3A, 2.00%, 12/25/2051 (a)(e)	3,328,761	2,653,742
Series 2021-12, Class A3, 2.50%, 02/25/2052 (a)(e)	247,191	205,167
Series 2021-13, Class A3A, 2.00%, 04/25/2052 (a)(e)	976,770	778,746
Series 2021-14, Class A12, 5.00%, 05/25/2052 (a)(e)	984,648	949,792
Series 2021-14, Class A3A, 2.00%, 05/25/2052 (a)(e)	748,333	594,749
Series 2021-15, Class A2, 3.00%, 06/25/2052 (a)(e)	2,539,935	2,201,113
Series 2021-15, Class A3, 2.50%, 06/25/2052 (a)(e)	894,499	742,424
Series 2021-3, Class A3, 2.50%, 07/25/2051 (a)(e)	2,018,622	1,678,058
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(e)	791,529	660,958
Series 2021-7, Class A3, 2.50%, 11/25/2051 (a)(e)	614,778	511,442
Series 2021-8, Class A3, 2.50%, 12/25/2051 (a)(e)	3,063,054	2,550,112
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052 (a)(e)	1,079,281	897,195
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (a)(e)	793,721	689,349
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (a)(e)	612,394	529,937
Series 2022-6, Class A3, 3.00%, 11/25/2052 (a)(e)	313,081	270,910
Series 2024-3, Class A3, 3.00%, 05/25/2054 (a)(e)	2,122,733	1,846,199
Series 2024-7, Class A3, 3.00%, 04/25/2053 (a)(e)	1,370,563	1,182,593
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056 (a)(c)	2,008,335	1,988,684
Series 2025-5MPR, Class A1D, 5.50%, 11/25/2055 (a)(c)	1,718,683	1,716,129
Series 2025-7MPR, Class A1D, 5.32%, 02/25/2056 (a)(c)	1,282,446	1,278,409
Series 2025-NQM5, Class A1, 4.88%, 05/25/2066 (a)(e)	320,427	317,926
Series 2026-NQM1, Class A1, 4.75%, 06/25/2066 (a)(e)	804,523	795,952
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class A4, 2.50%, 06/25/2051 (a)(e)	1,616,027	1,446,374
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051 (a)(e)	1,414,115	1,173,770
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (a)(e)	262,075	242,979
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (a)(e)	606,456	503,354
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (a)(e)	767,579	666,644
Series 2023-J1, Class A1, 4.50%, 01/25/2053 (a)(e)	756,528	718,082
Series 2025-J3, Class AF, 5.16% (30 day avg SOFR US + 1.50%), 10/25/2055 (a)	2,213,970	2,221,911
Series 2026-NQM3, Class A1, 4.65%, 01/25/2066 (a)(e)	1,042,922	1,032,681
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (a)(e)	1,202,056	1,079,654
PRPM Trust, Series 2025-NQM6, Class A1, 4.99%, 12/25/2070 (a)(e)	499,783	496,475
RIDE Trust, Series 2025-SHRE, Class A, 5.08%, 02/14/2047 (a)(e)	350,000	354,819
Sequoia Mortgage Trust
Series 2021-9, Class A1, 2.50%, 01/25/2052 (a)(e)	1,212,208	1,008,392
Series 2025-S2, Class A1, 4.00%, 11/25/2055 (a)(e)	967,930	897,401
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041 (a)	1,865,000	1,658,652
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051 (a)(e)	648,297	635,151
Verus Securitization Trust
Series 2025-12, Class A1, 4.96%, 12/25/2070 (a)(e)	1,164,793	1,159,760
Series 2026-2, Class A1, 4.59%, 02/25/2071 (a)(e)	2,155,349	2,134,143
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6, Class A3, 5.19%, 10/15/2058	390,000	396,181
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050 (a)(e)	247,519	205,915
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $79,443,259)		79,190,706

SHORT-TERM INVESTMENTS - 2.2%
U.S. Treasury Bills - 2.2%	Par	Value
3.64%, 06/23/2026 (f)	9,975,000	9,892,771
TOTAL SHORT-TERM INVESTMENTS (Cost $9,891,934)		9,892,771

TOTAL INVESTMENTS - 114.3% (Cost $511,652,319)		506,885,098
Liabilities in Excess of Other Assets - (14.3)%		(63,518,543)
TOTAL NET ASSETS - 100.0%		$443,366,555

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of March 31, 2026.
(d)	To-be-announced security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(f)	Zero Coupon instrument. The rate shown is the annualized effective yield as of March 31, 2026.

Carillon Reams Core Bond Fund
Schedule of Credit Default Swap Contracts
Sell Protection
March 31, 2026 (Unaudited)

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American Investment Grade Index Series 46	1.00%	Quarterly	Baa2/BBB	06/20/2031	$20,720,000	$364,104	$345,541	$18,563
	0.000%					$364,104	$345,541	$18,563
* Intercontinental Exchange is the central clearing party.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $51,255 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Carillon Reams Core Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$125,553,480	$–	$125,553,480
Asset-Backed Securities	–	107,979,391	–	107,979,391
U.S. Treasury Securities	–	95,159,857	–	95,159,857
Agency Mortgage-Backed Securities	–	89,108,893	–	89,108,893
Commercial Mortgage-Backed Securities	–	79,190,706	–	79,190,706
U.S. Treasury Bills	–	9,892,771	–	9,892,771
Total Investments	$–	$506,885,098	$–	$506,885,098

Other Financial Instruments:
Credit Default Swaps	$–	$364,104	$–	$364,104
Total Other Financial Instruments	$–	$364,104	$–	$364,104

Refer to the Schedule of Investments for further disaggregation of investment categories.